Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summarized Dry docking activity

	Year ended December 31,
	2011 $	2010 $	2009 $
Balance at the beginning of the year	143,103	172,053	154,613
Costs incurred for dry docking	60,484	57,156	79,482
Dry dock amortization	(74,600)	(86,106)	(62,042)

Balance at the end of the year	128,987	143,103	172,053

Summary of financing receivables

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2011 $	December 31, 2010 $
Direct financing leases	Payment activity	Performing	459,908	487,516
Other loan receivables
Investment in term loans and interest receivable	Collateral	Performing	188,616	117,825
Loans to joint ventures and joint venture partners (1)	Other internal metrics	Performing	36,002	33,932
Long-term receivable included in other assets	Payment activity	Performing	786	410

			685,312	639,683

(1)

The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). Subsequent to December 31, 2011, one of Teekay LNG’s joint venture partner’s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange, and filed for bankruptcy protection in order to restructure its debts. The Company believes the loans to BLT and Teekay LNG’s joint venture partner, BLT LNG Tangguh Corporation, totaling $19.1 million as at December 31, 2011 (2010—$20.2 million) are still collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.

Accumulated other comprehensive (loss) income

	Qualifying Cash Flow Hedging Instruments	Pension Adjustments	Unrealized Gain on Available for Sale Marketable Securities	Total
	$	$	$	$
Balance as of December 31, 2008	(58,723)	(23,338)	—	(82,061)
Other comprehensive income	61,646	13,044	5,837	80,527

Balance as of December 31, 2009	2,923	(10,294)	5,837	(1,534)
Other comprehensive (loss) income	(628)	(7,245)	1,236	(6,637)

Balance as of December 31, 2010	2,295	(17,539)	7,073	(8,171)
Other comprehensive (loss) income	(2,601)	(5,402)	(7,729)	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	(23,903)